CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares subject to possible redemption	32,570,405	32,877,109
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	1,929,595	1,622,891
Common stock, shares outstanding	1,929,595	1,622,891
Common Class F
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000